UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment  [ ];  Amendment Number:
This Amendment  (Check only one.):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		KING R. ELIOT & ASSOCIATES INC.
Address:	3000 Sand Hill Road, #2-245
		Menlo Park, CA  94025

Form 13F File Number:     28-___________

The institutional investment manager filing this report and the person by whomm it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara S. Joyner
Title:    V.P. and Treasurer
Phone:    650-854-2882

Signature, Place, and Date of Signing:

     Barbara S. Joyner     Menlo Park, CA     August 6, 1999

REPORT TYPE (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     326,365

List of Other Included Managers:            NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109    25228   452014 SH       OTHER   01                      412462    39552
AT&T Liberty Media Group Class COM              001957208    21110   574428 SH       OTHER   01                      523266    51162
Cerus Corporation              COM              157085101     2776   126195 SH       OTHER   01                      126195
Coulter Pharmaceutical         COM              222116105      349    15481 SH       OTHER   01                       15481
HNC Software Inc.              COM              40425P107    34276  1112420 SH       OTHER   01                      952020   160400
ICOS Corporation               COM              449295104      204     5000 SH       OTHER   01                        5000
IDG Books Worldwide, Inc.      COM              449384106     5524   302700 SH       OTHER   01                      276700    26000
Incyte Pharmaceuticals         COM              45337C102    18001   680900 SH       OTHER   01                      591300    89600
Information Resources          COM              456905108    22750  2600048 SH       OTHER   01                     2121595   478453
Intel Corporation              COM              458140100    21572   362554 SH       OTHER   01                      331024    31530
Intuit Inc.                    COM              461202103    12167   135000 SH       OTHER   01                      122600    12400
J. Alexander's Corporation     COM              433096104      384    97400 SH       OTHER   01                       97400
KLA-Tencor Corporation         COM              482480100    43076   663985 SH       OTHER   01                      553060   110925
Microsoft Corporation          COM              594918104      776     8600 SH       OTHER   01                        8600
Network Equipment Technologies COM              641208103    13114  1328025 SH       OTHER   01                     1084200   243825
Safeway, Inc.                  COM              786514208    24933   503700 SH       OTHER   01                      460300    43400
Sola International             COM              834092108    18201   936400 SH       OTHER   01                      770000   166400
State Street Corporation       COM              857477103    23512   275400 SH       OTHER   01                      251900    23500
Transaction Systems Architects COM              893416107    31235   800900 SH       OTHER   01                      675000   125900
Visual Networks                COM              928444108     7174   224200 SH       OTHER   01                      204600    19600